BORROWINGS - Narrative (Details) ¥ in Millions, $ in Millions			3 Months Ended
	Oct. 20, 2025 CNY (¥)	Aug. 04, 2025 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 16, 2026 USD ($)	Feb. 06, 2026 USD ($)	Dec. 31, 2025 USD ($)	Nov. 24, 2025	Aug. 21, 2025
Disclosure of detailed information about borrowings [line items]
Loss on debt extinguishment			$ (50.5)	$ 0.0
Other borrowings			144.9				$ 142.8
Amount of funding			144.9				935.1
USD 800 million of 6.750% new senior secured notes due 2031
Disclosure of detailed information about borrowings [line items]
Loan amount					$ 720.0	$ 80.0
Redemption price					105.65%	103.00%
Loss on debt extinguishment			50.5
Redemption premiums			43.1
Write-off of debt discount and issuance costs			7.4
China Merchants Bank Co Ltd Bonds And Gurantees
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥		¥ 540
China Merchants Bank Co Ltd Line Of Credit
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥	¥ 500	¥ 500
Duration of the loans	1 year	1 year
Other borrowings			72.5
Adjustment to interest rate basis	0.80%
China Merchants Bank Co Ltd Line Of Credit | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								2.20%	2.15%
China Merchants Bank Co Ltd Synthetic Loan
Disclosure of detailed information about borrowings [line items]
Loan amount | ¥		¥ 500
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of funding			$ 0.0				$ 0.0